Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Share-Based Compensation Plan	SHARE-BASED COMPENSATION PLANFor the year ended December 31, 2021, the Company recorded total compensation expense related to the share awards of $11.1 million ($9.5 million for the year ended December 31, 2020) which includes $4.7 million of compensation expense related to the incentive award plan, deferred share unit plan and the associated equity total return swaps ($2.3 million for the year ended December 31, 2020).
Share Award Incentive Plan

Baytex has a share award plan pursuant to which it issues restricted and performance awards. A restricted award entitles the holder of each award to receive one common share of Baytex at the time of vesting. A performance award entitles the holder of each award to receive between zero and two common shares on vesting; the number of common shares issued is determined by a multiplier. The multiplier, which ranges between zero and two, is calculated based on a number of factors determined and approved by the Board of Directors on an annual basis. The restricted awards and performance awards vest in equal tranches on the first, second and third anniversaries of the grant date. At Baytex's option, these awards may be cash settled at vesting.

The weighted average fair value of share awards granted during the year ended December 31, 2021 was $1.31 per restricted and performance award ($1.48 for the year ended December 31, 2020).

The number of share awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards	Total number of share awards
Balance, December 31, 2019	3,801	3,135	6,936
Granted	2,239	3,253	5,492
Vested and converted to common shares	(1,730)	(1,192)	(2,922)
Forfeited	(188)	(1,108)	(1,296)
Balance, December 31, 2020	4,122	4,088	8,210
Granted	—	4,067	4,067
Added by performance factor	—	669	669
Vested and converted to common shares	(1,861)	(1,152)	(3,013)
Forfeited	(168)	(291)	(459)
Balance, December 31, 2021	2,093	7,381	9,474

Incentive Award Plan

Baytex has an incentive award plan (the "Incentive Award" plan) whereby the holder of each incentive award is entitled to receive a cash payment equal to the value of one Baytex common share at the time of vesting. The incentive awards vest in equal tranches on the first, second and third anniversaries of the grant date. The cumulative expense is recognized at fair value at each period end and is included in trade and other payables.

During the year ended December 31, 2021, Baytex granted 5.0 million awards under the Incentive Award plan at a fair value of $1.33 per award (2.9 million awards at $1.50 per award for the year ended December 31, 2020). At December 31, 2021 there were 6.4 million awards outstanding under the Incentive Award plan (2.6 million awards outstanding at December 31, 2020).

Deferred Share Unit Plan

Baytex has a deferred share unit plan (the "DSU" plan) whereby each Director of Baytex is entitled to receive a cash payment equal to the value of one Baytex common share on the date on which they cease to be a member of the Board. The awards vest immediately upon being granted and are expensed in full on the grant date. The units are recognized at fair value at each period end and are included in trade and other payables.

During the year ended December 31, 2021, Baytex granted 0.9 million awards under the DSU plan at a fair value of $1.29 per award. At December 31, 2021, there were 0.8 million awards outstanding under the DSU plan.

The Company uses equity total return swaps on the equivalent number of Baytex common shares in order to fix a portion of the aggregate cost of the Incentive Award plan and the DSU plan at the fair value determined on the grant date. The carrying value of the financial derivatives includes the fair value of the equity total return swap which was an asset of $6.5 million on December 31, 2021 (December 31, 2020 - liability of $1.1 million). At December 31, 2021, an asset of $10.7 million associated with the equity return swap is included in accounts payable as it relates to the settlement of cash compensation payable (December 31, 2020 - a liability of $1.2 million).